Note 3 - Fair Value of Financial Instruments - Summary of Fair Value Measurements -10-Q (Details) (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Unpaid principal	$ 5,554	$ 15,000